Earnings per Share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between basic and diluted earnings per share:
Net income	CAD 5,484	CAD 3,640	CAD 3,538
Weighted-average basic shares outstanding (in shares)	753.6	776.0	800.7
Dilutive effect of stock-based compensation (in shares)	3.7	3.2	4.4
Weighted-average diluted shares outstanding (in shares)	757.3	779.2	805.1
Basic earnings per share (in dollars per share)	CAD 7.28	CAD 4.69	CAD 4.42
Diluted earnings per share (in dollars per share)	CAD 7.24	CAD 4.67	CAD 4.39
Stock Options [Member]
Units excluded from the calculation as their inclusion would not have a dilutive effect:
Units excluded from the calculation as their inclusion would not have a dilutive effect	0.4	1.2	0.8
Performance Share Units [Member]
Units excluded from the calculation as their inclusion would not have a dilutive effect:
Units excluded from the calculation as their inclusion would not have a dilutive effect	0.1	0.2	0.0